11A. Land use right, net (Tables)	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
Schedule Land use right
	2014	2013
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortisation	(1,316)	(1,167)

	6,045	6,194

	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Amortisation expense	149	141	177

ZHEJIANG JIAHUAN
Schedule Land use right

	2014	2013
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,373)	(1,210)

	6,614	6,777

			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163